TAXES (Details 3) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 843,257	$ 4,420,954
Income taxes payable	2,265,919	1,854,745
Other taxes payable	178,464	298,626
Totals	$ 3,287,640	$ 6,574,325